SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENT	SUBSEQUENT EVENT
On January 1, 2026, the Company completed its acquisition of BankFinancial Corporation (the merger). In connection with the merger, any participants in the BankFinancial and Subsidiaries Assoc. Investment Plan had the option of rolling their existing balances as of the date of the merger into the Plan. As a result of the merger, $12,344,936 (unaudited) was rolled over into the Plan from the BankFinancial and Subsidiaries Assoc. Investment Plan. All participant investments in BankFinancial Corporation common stock within the BankFinancial and Subsidiaries Assoc. Investment Plan were converted into First Financial Bancorp common stock.